Statements Of Changes In Trust Capital - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trust capital, Beginning		$ 240,589,206	$ 288,237,729	$ 473,660,034
Subscriptions		6,709,837	2,471,290	9,573,279
Redemptions		(44,390,927)	(82,020,125)	(155,092,030)
Net income after profit share to Managing Owner		5,709,484	31,780,714	(39,903,554)
Managing Owner's profit share		228,356	119,598
Trust capital, Ending		208,845,956	240,589,206	288,237,729
Series 1 Unitholders [Member]
Trust capital, Beginning		$ 213,611,159	$ 257,057,401	$ 428,867,469
Trust capital units, Beginning		199,292.051	269,666.902	404,080.828
Subscriptions		$ 4,012,715	$ 1,603,650	$ 3,924,900
Subscriptions, units		3,741.139	1,573.989	3,821.577
Redemptions		$ (41,449,373)	$ (71,899,612)	$ (138,233,578)
Redemptions, units		(38,398.137)	(72,423.402)	(139,022.344)
Additional units allocated, units	[1]	353.873	474.562	786.841
Net income after profit share to Managing Owner		$ 3,971,957	$ 26,849,720	$ (37,501,390)
Trust capital, Ending		$ 180,146,458	$ 213,611,159	$ 257,057,401
Trust capital units, Ending		164,988.926	199,292.051	269,666.902
Series 2 Unitholders [Member]
Trust capital, Beginning		$ 50,872	$ 156,016	$ 289,447
Trust capital units, Beginning		39.121	139.796	242.952
Redemptions			$ (118,925)	$ (120,908)
Redemptions, units			(100.675)	(103.156)
Net income after profit share to Managing Owner		$ 2,540	$ 13,781	$ (12,523)
Trust capital, Ending		$ 53,412	$ 50,872	$ 156,016
Trust capital units, Ending		39.121	39.121	139.796
Series 3 Unitholders [Member]
Trust capital, Beginning		$ 18,216,525	$ 21,885,706	$ 33,520,653
Trust capital units, Beginning		13,848.201	19,432.989	27,951.367
Subscriptions		$ 2,126,191	$ 387,750	$ 4,897,900
Subscriptions, units		1,580.234	323.377	4,260.521
Redemptions		$ (2,017,003)	$ (7,176,774)	$ (14,626,307)
Redemptions, units		(1,498.564)	(5,908.165)	(12,778.899)
Net income after profit share to Managing Owner		$ 949,313	$ 3,119,843	$ (1,906,540)
Trust capital, Ending		$ 19,275,026	$ 18,216,525	$ 21,885,706
Trust capital units, Ending		13,929.871	13,848.201	19,432.989
Series 4 Unitholders [Member]
Trust capital, Beginning		$ 3,213,861	$ 2,305,510	$ 1,669,445
Trust capital units, Beginning		2,216.197	1,906.624	1,322.742
Subscriptions		$ 570,931	$ 479,890	$ 750,479
Subscriptions, units		387.872	392.910	593.229
Redemptions		$ (95,868)	$ (105,216)	$ (11,237)
Redemptions, units		(62.380)	(83.337)	(9.347)
Net income after profit share to Managing Owner		$ 313,411	$ 533,677	$ (103,177)
Trust capital, Ending		$ 4,002,335	$ 3,213,861	$ 2,305,510
Trust capital units, Ending		2,541.689	2,216.197	1,906.624
New Profit Memo Account [Member]
Additional units allocated, units	[1]	0.282
Net income after profit share to Managing Owner		$ 327
Managing Owner's profit share		$ 228,356	$ 119,598
Managing Owner's profit share, units		209.161	113.995
Transfer Of New Profit Memo Account To Managing Owner		$ (228,683)	$ (119,598)
Transfer Of New Profit Memo Account To Managing Owner, units		(209.443)	(113.995)
Managing Owner [Member]
Trust capital, Beginning		$ 5,496,789	$ 6,833,096	$ 9,313,020
Trust capital units, Beginning		5,128.014	7,168.282	8,774.775
Redemptions		$ (828,683)	$ (2,719,598)	$ (2,100,000)
Redemptions, units		(758.959)	(2,590.292)	(2,166.848)
Additional units allocated, units	[1]	338.502	436.029	560.355
Net income after profit share to Managing Owner		$ 471,936	$ 1,263,693	$ (379,924)
Transfer Of New Profit Memo Account To Managing Owner		$ 228,683	$ 119,598
Transfer Of New Profit Memo Account To Managing Owner, units		209.443	113.995
Trust capital, Ending		$ 5,368,725	$ 5,496,789	$ 6,833,096
Trust capital units, Ending		4,917.000	5,128.014	7,168.282

[1]	Additional units are issued to Series 1 Unitholders who are charged less than a 7.0% brokerage fee and the Managing Owner.